Equity Investees	3 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Investees
6. Equity Investees
We account for our ownership in our joint ventures under the equity method of accounting. The price we pay to acquire an ownership interest in a company may exceed the underlying book value of the capital accounts we acquire. Such excess cost amounts are included within the carrying values of our equity investees. At March 31, 2015 and December 31, 2014, the unamortized excess cost amounts totaled $212.8 million and $215.4 million, respectively. We amortize the excess cost as a reduction in equity earnings in a manner similar to depreciation.

The following table presents information included in our Unaudited Condensed Consolidated Financial Statements related to our equity investees.

	Three Months Ended March 31,
	2015	2014
Genesis’ share of operating earnings	$18,260	$10,401
Amortization of excess purchase price	(2,741)	(2,583)
Net equity in earnings	$15,519	$7,818
Distributions received	$25,902	$12,580

The following tables present the combined unaudited balance sheet and income statement information (on a 100% basis) of our equity investees:

	March 31, 2015	December 31, 2014
BALANCE SHEET DATA:
Assets
Current assets	$44,834	$42,135
Fixed assets, net	1,003,359	1,015,305
Other assets	3,181	4,369
Total assets	$1,051,374	$1,061,809
Liabilities and equity
Current liabilities	$29,232	$25,369
Other liabilities	202,623	202,613
Equity	819,519	833,827
Total liabilities and equity	$1,051,374	$1,061,809

	Three Months Ended March 31,
	2015	2014
INCOME STATEMENT DATA:
Revenues	$72,090	$49,824
Operating income	$48,113	$30,475
Net income	$46,917	$29,706